CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities:
Net loss	$ (48,705)	$ (30,888)	$ (88,196)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities
Depreciation expense (Note 5)	5,728	5,729	8,664
Amortization of debt discount	249	0	0
Gain on debt extinguishment (Note 10)	(9,633)	0	0
Gain on settlement of payable	(1,149)	0	0
Common stock issued to Manager (Note 15)	2,838	1,037	0
Common stock issued for cancellation of covenant (Note 15)	1,180	0	0
Common stock issued to Company’s officers, directors and employees (Note 15)	3,783	0	0
Loss on settlement of liability through stock issuance (Note 15)	3,914	0	0
Amortization of deferred financing fees (Note 7)	904	555	176
Amortization of deferred dry-docking and special survey costs (Note 7)	199	988	915
Provision and write-offs of insurance claims and bad debts	0	1,675	133
Stock compensation cost (Note 14)	42	122	122
Write off of deferred financing fees (Note 7)	939	191	100
Change in fair value of derivatives (Note 8)	(246)	(314)	(361)
Amortization of deferred revenue	0	0	(136)
Gain on sale of vessel (Note 5)	0	0	(1,561)
Vessel impairment loss (Notes 5 and 6)	27,455	12,480	69,998
Write-off of advances for vessels under construction	0	0	11,717
Changes in operating assets and liabilities:
-Trade receivables	(88)	419	(1,300)
-Insurance claims	90	351	(494)
-Due from related party	(821)	217	722
-Inventories	489	82	568
-Prepayments and other	(450)	111	(110)
-Accounts payable	7,657	5,849	3,636
-Accrued liabilities	2,112	937	670
-Unearned revenue	(204)	(12)	(214)
-Due to related party	(94)	2,050	(14)
-Dry-docking and special survey costs paid (Note 7)	(167)	0	(192)
(Increase) - decrease of deferred charges (Note 7)	0	(3,303)	0
Dry-docking and special survey costs for vessels held for sale (Note 7)	0	(301)	(373)
Net Cash (used in) provided by Operating Activities	(3,978)	(2,025)	4,470
Cash flows from Investing Activities:
Advances for vessels under construction	0	0	(6,052)
Proceeds from sale of vessel, net	0	0	24,474
Net Cash provided by Investing Activities	0	0	18,422
Cash flows from Financing Activities:
Decrease - (increase) in restricted cash	0	1,125	5,255
Proceeds from convertible notes (Note 9)	489	250	0
Issuance of convertible preferred stock for cash (Note 15)	10,000	(40)	(31,513)
Proceeds from sale of common stock (Note 15)	1,041	388	0
Exercise of warrants	0	0	3
Net Cash provided by (used in) Financing Activities	11,530	1,723	(26,255)
Net increase (decrease) in cash and cash equivalents	7,552	(302)	(3,363)
Cash and cash equivalents, beginning of year	29	331	3,694
Cash and cash equivalents, end of year	7,581	29	331
Supplemental Cash Flow Information:
Cash paid for interest	124	1,089	2,938
Cash paid for income taxes	0	0	0
Non-Cash Financing and Investing activities:
Shares issued to settle fees owed to the Manager (Note 4)	2,559	2,040	0
Notes and Accrued Interest converted to common stock (Notes 9 and 17)	375	0	0
Common stock issued for current debt extinguishment	20,575	0	0
Common stock issued for repayment of payables	13,599	0	0
Beneficial conversion feature	262	0	0
Preferred stock converted into common stock	$ 2	$ 0	$ 0